Representation and Warranty Reserve	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Representation and Warranty Reserve Disclosures [Abstract]
Representation and Warranty Reserve
Representation and Warranty Reserve

The following table shows the activity in the representation and warranty reserve.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Balance, beginning of period,	$53	$54	$193
Provision
Charged to gain on sale for current loan sales	7	7	18
Charged to representation and warranty (benefit) provision	(19)	10	36
Total	(12)	17	54
Charge-offs, net	(1)	(18)	(193)
Balance, end of period	$40	$53	$54

Representation and Warranty Reserve Disclosure
Representation and Warranty Reserve

The following table shows the activity impacting the representation and warranty reserve:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(Dollars in millions)
Balance, beginning of period	$40	$53	$40	$53
Provision (release)
Charged to gain on sale for current loan sales	1	2	3	4
Charged to representation and warranty benefit	(4)	(5)	(6)	(7)
Total	(3)	(3)	(3)	(3)
Charge-offs, net	(1)	(2)	(1)	(2)
Balance, end of period	$36	$48	$36	$48

At the time a loan is sold, an estimate of the fair value of the guarantee associated with the mortgage loans is recorded in the representation and warranty reserve in the Consolidated Statements of Financial Condition and charged against the net gain on loan sales in the Consolidated Statements of Operations. Subsequent to the sale, the liability is re-measured on an ongoing basis based on an estimate of probable losses. Changes in the estimate are recorded in the representation and warranty provision (benefit) on the Consolidated Statements of Operations.

Due to our sustained low level of charge-offs and a lower level of open and forecasted future repurchase demands, we have reduced our estimate of probable losses related to our representation and warranty liability as of June 30, 2016 compared to June 30, 2015. We have recognized benefits recorded in the representation and warranty provision (benefit) on the Consolidated Statements of Operations during the three and six months ended June 30, 2016.